Commission income	12 Months Ended
Dec. 31, 2022
Fee and commission income [abstract]
Commission income	Commission income
Commission income comprises the amount of all fees and commissions accruing in favour of the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.
The detail of fee and commission income is as follows:

EUR million
	2022	2021	2020
Coming from collection and payment services
Bills	245	214	265
Demand accounts	1,526	1,408	1,284
Cards	4,012	3,138	2,986
Orders	625	503	484
Cheques and other	172	139	110
	6,580	5,402	5,129
Coming from non-banking financial products
Investment funds	1,017	992	888
Pension funds	167	161	170
Insurance	2,743	2,467	2,289
	3,927	3,620	3,347
Coming from Securities services
Securities underwriting and placement	438	431	394
Securities trading	339	319	316
Administration and custody	321	402	336
Asset management	446	369	316
	1,544	1,521	1,362
Other
Foreign exchange	822	522	500
Financial guarantees	433	415	409
Commitment fees	506	442	366
Other fees and commissions	2,055	1,890	1,911
	3,816	3,269	3,186
	15,867	13,812	13,024